Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation
1.	Organization and Basis of Presentation
Description of Business
Boundless Bio, Inc. (Boundless Bio or the Company) is a clinical-stage oncology company dedicated to unlocking a new paradigm in cancer therapeutics that addresses the significant unmet need in patients with oncogene amplified tumors by interrogating extrachromosomal DNA (ecDNA), a root cause of oncogene amplification observed in 14 to 17% of cancer patients. The Company was focused on identifying targets essential for ecDNA functionality in oncogene amplified cancer cells, then designing and developing small molecule drugs called ecDNA-directed therapeutic candidates (ecDTx) to inhibit those targets, with the aim to prevent cancer cells from using chromosomal instability and ecDNA amplification biology to grow, adapt, and become resistant to existing therapies.
The Company was incorporated in the state of Delaware on April 10, 2018 and is headquartered in La Jolla, California.
Merger Agreement with Serapha Bio, Inc.
On June 22, 2026, Boundless Bio entered into an Agreement and Plan of Merger and Reorganization (the Merger Agreement) with Serapha Bio, Inc. (Serapha) and Boulder Merger Sub Corp., a wholly owned subsidiary of Boundless Bio (Merger Sub). Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, Merger Sub will be merged with and into Serapha, with Serapha surviving as a wholly owned subsidiary of Boundless Bio (the Merger). The transaction is intended to qualify for federal income tax purposes as (1) a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code), and/or (2) an exchange of shares of Serapha capital stock for Boundless Bio common stock under Section 351(a) of the Code.
Upon closing, Serapha’s existing stockholders are expected to own approximately 96.2% of the combined company, and Boundless Bio’s existing stockholders are expected to own approximately 3.8%, in each case on a fully diluted basis. Prior to closing, Boundless Bio may declare a special cash dividend to its current stockholders to the extent its net cash is estimated, based on a reasonable, good faith approximation, to exceed zero at closing.
The transaction requires approval from stockholders of both companies, as well as continued Nasdaq listing of Boundless Bio’s common stock, effectiveness of a Form S-4 registration statement, and receipt of at least $200 million in gross proceeds from related financings by Serapha, among other closing conditions. In connection with the Merger, Boundless Bio stockholders will also be asked to approve a reverse stock split and an increase in authorized shares. Either party may terminate the agreement under certain circumstances, in which case a termination fee of $1.0 million may be payable by the terminating party.
In connection with the Merger, on June 23, 2026, the Company committed to a reduction in workforce of approximately 75% and communicated the plan to affected employees. The Company recognized a charge of approximately $2.8 million for the three and six months ended June 30, 2026, of which approximately $1.5 million was recorded in research and development expense and approximately $1.3 million was recorded in general and administrative expense. The Company had no associated liability as of December 31, 2025. During the six months ended June 30, 2026, the Company charged $2.8 million to expense and made no cash payments, resulting in a liability of $2.8 million recorded in accrued compensation as of June 30, 2026. The Company estimates aggregate one-time charges of approximately $3.0 million to $5.0 million, with the remainder to be recognized as the related services are rendered or the applicable conditions are met, in the second half of 2026.

The transaction is expected to close in the fourth quarter of 2026. Following completion of the Merger, the combined company plans to focus on advancing
SERP-01,
an investigational in vivo base editing therapy for
Alpha-1
Antitrypsin Deficiency, and does not intend to continue development of any of Boundless Bio’s legacy product candidates.
If the Merger is not completed, Boundless Bio may continue to explore development opportunities for its ecDTx and pursue other strategic alternatives, including collaborations, financing opportunities or a transaction similar to the proposed Merger, or liquidation.
ATM Offering
On April 1, 2025, the Company entered into an Open Market Sale Agreement
SM
(the Sales Agreement) with Jefferies LLC (the Agent), under which the Company may, from time to time, sell shares of the Company’s common stock in “at the market” (ATM) offerings through or to the Agent, as sales agent or principal. The shares of common stock will be offered and issued pursuant to the Company’s shelf registration statement on Form
S-3
(File
No. 333-286302),
including the Sales Agreement prospectus contained therein, filed with the Securities and Exchange Commission (SEC) on April 1, 2025 and declared effective by the SEC on April 10, 2025. Pursuant to the Sales Agreement prospectus, the Company may sell shares of its common stock having an aggregate offering price of up to $14.5 million. Sales of the shares of common stock, if any, will be made at prevailing market prices at the time of sale, or as otherwise agreed with the Agent. The Agent will receive a commission from the Company of up to 3.0% of the gross proceeds of any shares of common stock sold under the Sales Agreement. The Company is not obligated to sell, and the Agent is not obligated to buy or sell, any shares of common stock under the Sales Agreement. No assurance can be given that the Company will sell any shares of common stock under the Sales Agreement, or, if it does, as to the price or amount of shares of common stock that it sells or the dates when such sales will take place. As of June 30, 2026, no shares had been sold under the Sales Agreement.
Liquidity
Since the Company commenced operations in 2018, it has devoted substantially all of its efforts and resources to organizing and staffing the Company, business planning, raising capital, building its proprietary Spyglass platform, discovering its ecDTx, developing its ecDNA diagnostic, establishing its intellectual property portfolio, conducting research, preclinical studies, and clinical trials, establishing arrangements with third parties for the manufacture of its ecDTx and related raw materials, and providing other general and administrative support for these operations. The Company does not have any products for sale and has not generated any revenue to date. The Company has funded its operations primarily from the sale and issuance of shares of its convertible preferred stock and common stock, including the net proceeds from the initial public offering (IPO) of its common stock completed on April 2, 2024.
As of June 30, 2026, the Company had cash, cash equivalents, and short-term investments of $72.6 million. During the six months ended June 30, 2026, the Company terminated its long-term headquarters lease effective May 31, 2026, involving a cash payment of approximately $10.0 million to the landlord, with the landlord separately retaining the Company’s security deposit of approximately $0.5 million. See Note 7—
Lease Agreements
for further information regarding the lease termination. Based on its current operating plan, and without giving effect to the anticipated pre-closing
cash dividend or the proposed Merger, the Company believes that its existing cash, cash equivalents, and short-term investments will be sufficient to fund its operations for at least twelve months from the issuance date of these unaudited condensed financial statements.
Since inception, the Company has incurred significant operating losses and negative cash flows from its operations and expects that it will continue to do so into the foreseeable future as it assesses potential development of, seeks regulatory approval for, and potentially commercializes its ecDTx, utilizes third parties to manufacture its ecDTx and related raw materials, potentially identifies additional development opportunities for its ecDTx, seeks to expand its therapeutic pipeline, and expands and protects its intellectual property. If the Company obtains regulatory approval for any of its ecDTx, it expects to incur significant commercialization expenses related to product sales, marketing, manufacturing, and distribution. The Company does not expect to generate any revenue from product sales until it successfully completes development of and obtains regulatory approval for one or more of its ecDTx, which the Company expects will take several years and may never occur. In May 2025, Boundless Bio announced that it discontinued the monotherapy arm and combination arms of
BBI-355
with third-party targeted therapies in the POTENTIATE trial based on initial trial data. Boundless Bio had been continuing to investigate
BBI-355
in combination with
BBI-825;
however, in January 2026, following a strategic portfolio review, Boundless Bio elected to cease enrollment of the POTENTIATE trial due to market considerations, clinical data, and prioritization of its
BBI-940
program. In June 2026, Boundless Bio announced that based on preliminary exposure data obtained in the early dose escalation cohorts of the
KOMODO-1
clinical trial, Boundless Bio believed that the observed pharmacokinetic exposure data did not support continued clinical development of
BBI-940.
As of June 30, 2026, the Company had an accumulated deficit of $296.9 million, and, during the six months ended June 30, 2026, the Company incurred a net loss of $37.2 million and had negative cash flows from operations of $35.9 million. If the Merger is not completed and the Company decides to develop any current or future ecDTx, it will need to acquire a substantial amount of additional funding until such time as it is able to generate significant revenues to fund its research and development activities and operations. Accordingly, the Company expects to finance its cash requirements through equity offerings, debt financings, or other capital sources, including potential collaborations, licenses, and other similar arrangements. There can be no assurance that the Company will be successful in acquiring additional funding or that any additional funding would be sufficient to continue operations in future periods.
Basis of Presentation
The accompanying unaudited condensed financial statements have been prepared in accordance with United States generally accepted accounting principles (U.S. GAAP) and the requirements of the SEC for interim reporting. As permitted under those rules, certain footnote disclosures or other financial information that are normally required by U.S. GAAP have been condensed or omitted. The condensed financial statements are presented in U.S. dollars. Any reference in these notes to applicable guidance is meant to refer to U.S. GAAP as found in the Accounting Standards Codification (ASC) and Accounting Standards Updates (ASU) promulgated by the Financial Accounting Standards Board (FASB).
The condensed balance sheet as of June 30, 2026, the condensed statements of operations and comprehensive loss for the six months ended June 30, 2026 and 2025, the condensed statements of stockholders’ equity for the six months ended June 30, 2026 and 2025, and the condensed statements of cash flows for the six months ended June 30, 2026 and 2025 are unaudited. These unaudited condensed financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, consisting of normal recurring adjustments and the effects of the transactions described herein, necessary to present fairly the Company’s financial position, results of operations, and cash flows for the interim period presented. The financial data and the other financial information contained in these notes to the condensed financial statements are also unaudited. The results of operations for the six months ended June 30, 2026 are not necessarily indicative of the results to be expected for the year ending December 31, 2026 or for any other future annual or interim period. The condensed balance sheet as of December 31, 2025 included herein was derived from the audited financial statements as of that date. The unaudited condensed financial statements and these notes thereto should be read in conjunction with the Company’s audited financial statements and the notes thereto included in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2025 filed with the SEC on March 9, 2026 (the Company’s 2025
10-K).

1.	Organization and Basis of Presentation
Description of Business
Boundless Bio, Inc. (the Company) is a clinical-stage oncology company dedicated to unlocking a new paradigm in cancer therapeutics that addresses the significant unmet need in patients with oncogene amplified tumors by interrogating extrachromosomal DNA (ecDNA), a root cause of oncogene amplification observed in 14 to 17% of cancer patients. The Company has been focused on identifying targets essential for ecDNA functionality in oncogene amplified cancer cells, then designing and developing small molecule drugs called ecDNA-directed therapeutic candidates (ecDTx) to inhibit those targets, with the aim to prevent cancer cells from using chromosomal instability and ecDNA amplification biology to grow, adapt, and become resistant to existing therapies. The Company’s mission is to be the foremost biopharma company interrogating ecDNA biology to deliver transformative therapies that improve and extend the lives of patients with previously intractable oncogene amplified cancers. The Company’s lead ecDTx, BBI-940, is in early clinical development in patients with estrogen receptor positive and human epidermal growth factor receptor 2 negative, or ER+/HER2-, breast cancer who have progressed following treatment with a cyclin-dependent kinase 4 and/or 6 inhibitor, or CDK4/6 inhibitor, plus endocrine therapy, as well as patients with triple-negative breast cancer luminal androgen receptor subtype, or TNBC-LAR. The Company was incorporated in the state of Delaware on April 10, 2018 and is headquartered in San Diego, California.
Initial Public Offering
On April 2, 2024, the Company completed its initial public offering (IPO), issuing 6,250,000 shares of its common stock at a public offering price of $16.00 per share, resulting in net proceeds of approximately $87.7 million, after deducting underwriting discounts, commissions, and other offering expenses. Immediately prior to the closing of the IPO, all outstanding shares of convertible preferred stock of the Company automatically converted into 14,740,840 shares of its common stock, and no shares of convertible preferred stock remained outstanding thereafter. In connection with the closing of the IPO, on April 2, 2024, the Company amended and restated its certificate of incorporation to authorize 700,000,000 shares of common stock and 70,000,000 shares of undesignated preferred stock, each with a par value of $0.0001 per share.
ATM Offering
On April 1, 2025, the Company entered into an Open Market Sale AgreementSM (the Sales Agreement) with Jefferies LLC (the Agent), under which the Company may, from time to time, sell shares of the Company’s common stock in “at the market” (ATM) offerings through or to the Agent, as sales agent or principal. The shares of common stock will be offered and issued pursuant to the Company’s shelf registration statement on Form S-3 (File No. 333-286302), including the Sales Agreement prospectus contained therein, filed with the Securities and Exchange Commission (SEC) on April 1, 2025 and declared effective by the SEC on April 10, 2025. Pursuant to the Sales Agreement prospectus, the Company may sell shares of its common stock having an aggregate offering price of up to $14.5 million. Sales of the shares of common stock, if any, will be made at prevailing market prices at the time of sale, or as otherwise agreed with the Agent. The Agent will receive a commission from the Company of up to 3.0% of the gross proceeds of any shares of common stock sold under the Sale Agreement. The Company is not obligated to sell, and the Agent is not obligated to buy or sell, any shares of common stock under the Sales Agreement. No assurance can be given that the Company will sell any shares of common stock under the Sales Agreement, or, if it does, as to the price or amount of shares of common stock that it sells or the dates when such sales will take place. The Company did not sell any shares under the Sales Agreement during the year ended December 31, 2025.

Liquidity
Since the Company commenced operations in 2018, it has devoted substantially all of its efforts and resources to organizing and staffing the Company, business planning, raising capital, building its proprietary Spyglass platform, discovering its ecDTx, developing its ecDNA diagnostic, establishing its intellectual property portfolio, conducting research, preclinical studies, and clinical trials, establishing arrangements with third parties for the manufacture of its ecDTx and related raw materials, and providing other general and administrative support for these operations. The Company does not have any products for sale and has not generated any revenue to date. The Company has funded its operations primarily from the sale and issuance of shares of its convertible preferred stock (prior to the IPO) and common stock.
As of December 31, 2025, the Company had cash, cash equivalents, and short-term investments of $107.6 million. The Company believes that its existing cash, cash equivalents, and short-term investments will be sufficient to fund its operations for at least twelve months from the issuance date of the accompanying financial statements.
Since inception, the Company has incurred significant operating losses and negative cash flows from its operations and expects that it will continue to do so into the foreseeable future as it continues its development of, seeks regulatory approval for, and potentially commercializes its ecDTx, utilizes third parties to manufacture its ecDTx and related raw materials, potentially identifies additional development opportunities for its ecDTx, seeks to expand its therapeutic pipeline, and expands and protects its intellectual property. The Company also has substantial payment obligations under a long-term non-cancellable
facility lease. If the Company obtains regulatory approval for any of its ecDTx, it expects to incur significant commercialization expenses related to product sales, marketing, manufacturing, and distribution. The Company does not expect to generate any revenue from product sales until it successfully completes development of and obtains regulatory approval for one or more of its ecDTx, which the Company expects will take several years and may never occur. As of December 31, 2025, the Company had an accumulated deficit of $259.7 million, and, during the year ended December 31, 2025, the Company incurred a net loss of $58.2 million and had negative cash flows from operations of $46.7 million. As the Company continues to pursue its business plan, it will need to acquire a substantial amount of additional funding until such time as it is able to generate significant revenues to fund its research and development activities and operations. Accordingly, the Company expects to finance its cash requirements through equity offerings, debt financings, or other capital sources, including potential collaborations, licenses, and other similar arrangements. There can be no assurance that the Company will be successful in acquiring additional funding or that any additional funding would be sufficient to continue operations in future periods.
Basis of Presentation
The accompanying financial statements are presented in U.S. dollars and have been prepared in accordance with United States generally accepted accounting principles (U.S. GAAP). Any reference in these notes to applicable guidance is meant to refer to U.S. GAAP as found in the Accounting Standards Codification (ASC) and Accounting Standards Updates (ASU) promulgated by the Financial Accounting Standards Board (FASB).